Investment in Joint Ventures And Majority Owned Subsidiaries (Details1) - USD ($) $ in Thousands	Jun. 28, 2015	Jun. 29, 2014
Schedule Of Equity Method Investments [Line Items]
INVESTMENT IN JOINT VENTURES	$ 15,326	$ 9,977
VAST LLC
Schedule Of Equity Method Investments [Line Items]
INVESTMENT IN JOINT VENTURES	15,326	9,657
STRATTEC Advanced Logic, LLC (formerly known as NextLock LLC)
Schedule Of Equity Method Investments [Line Items]
INVESTMENT IN JOINT VENTURES		$ 320
Other Current Liabilities	$ 402